Other income and expense items	12 Months Ended
Dec. 31, 2018
Other income and expense items
Other income and expense items

4.   Other income and expense items

This note provides a breakdown of the items included in other income, finance income, and costs and an analysis of expenses by nature for the years ended December 31, 2018, 2017 and 2016.

a.	Other income

	Year ended Dec	Year ended Dec	Year ended Dec
	31, 2018	31, 2017	31, 2016
(in thousands)	US $	US $	US $
Gains on settlement of contract disputes	—	—	83

The gain on settlement of contract disputes for the year ended December 31, 2016 relates to a write off of a payable due to a consultant as a result of a settlement with him. This amount was written off in a settlement agreement.

b.	Breakdown of expenses by nature

	Year ended Dec	Year ended Dec	Year ended Dec
	31, 2018	31, 2017	31, 2016
(in thousands)	US $	US $	US $
General and administrative expenses
Employee compensation, benefits and share-based payments	3,062	2,779	1,445
Director, legal and professional fees	2,405	3,491	2,496
Investor and public relations advisory fees	1,180	1,283	648
Other expenses	988	989	323
	7,635	8,542	4,912
(in thousands)
Research and development costs
Employee benefits expenses, including share-based payments	1,153	1,469	678
Contract research organization expenses	—	22,066	30,446
Chemistry and manufacturing development and other non-clinical development	3,444	2,933	2,146
Other research and development costs (1)	6,391	3,007	1,525
	10,988	29,475	34,795
(1)	Other research and development costs incurred during 2018 were primarily comprised of regulatory and related preparatory activities for the iclaprim product candidate.

(in thousands)	2018	2017	2016
Auditors’ Remuneration	US $	US $	US $
Audit Fees	435	526	871
Audit-Related Fees	—	—	—
Tax Fees	—	—	—
Other Fees	2	—	—
Total	437	526	871

c.	Finance income and costs

	Year ended Dec	Year ended Dec	Year ended Dec
	31, 2018	31, 2017	31, 2016
(in thousands)	US $	US $	US $
Finance income
Interest from financial assets	113	134	70
	113	134	70
(in thousands)
Finance costs
Interest expense	(1,585)	(200)	(383)
Accretion of end of term payment	(174)	(22)	—
Amortization of deferred financing costs	(401)	(53)	—
	(2,160)	(275)	(383)
Net finance costs	(2,047)	(141)	(313)